Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 51,946	$ 52,914
Gross unrealized gains on FVOCI securities	191	310
Gross unrealized losses on FVOCI securities	(144)	(63)
Financial assets measured at fair value through other comprehensive income	51,993	53,161
Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	784	730
Gross unrealized gains on FVOCI securities	137	144
Gross unrealized losses on FVOCI securities	(33)	(38)
Financial assets measured at fair value through other comprehensive income	888	836
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	52,730	53,644
Gross unrealized gains on FVOCI securities	328	454
Gross unrealized losses on FVOCI securities	(177)	(101)
Financial assets measured at fair value through other comprehensive income	52,881	53,997
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	9,590	8,310
Gross unrealized gains on FVOCI securities	22	31
Gross unrealized losses on FVOCI securities	(2)	(1)
Financial assets measured at fair value through other comprehensive income	9,610	8,340
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	16,243	14,007
Gross unrealized gains on FVOCI securities	104	182
Gross unrealized losses on FVOCI securities	(6)	0
Financial assets measured at fair value through other comprehensive income	16,341	14,189
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	11,809	14,157
Gross unrealized gains on FVOCI securities	13	23
Gross unrealized losses on FVOCI securities	(122)	(53)
Financial assets measured at fair value through other comprehensive income	11,700	14,127
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,463	6,750
Gross unrealized gains on FVOCI securities	26	30
Gross unrealized losses on FVOCI securities	(6)	(5)
Financial assets measured at fair value through other comprehensive income	6,483	6,775
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,402	1,516
Gross unrealized gains on FVOCI securities	18	29
Gross unrealized losses on FVOCI securities	0	0
Financial assets measured at fair value through other comprehensive income	1,420	1,545
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	612	354
Gross unrealized gains on FVOCI securities	0	0
Gross unrealized losses on FVOCI securities	(2)	(2)
Financial assets measured at fair value through other comprehensive income	610	352
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,827	7,820
Gross unrealized gains on FVOCI securities	8	15
Gross unrealized losses on FVOCI securities	(6)	(2)
Financial assets measured at fair value through other comprehensive income	5,829	7,833
Unrealized gain losses on FVOCI securities [member] | Corporate public equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	55	67
Gross unrealized gains on FVOCI securities	25	60
Gross unrealized losses on FVOCI securities	(1)	(1)
Financial assets measured at fair value through other comprehensive income	79	126
Unrealized gain losses on FVOCI securities [member] | Corporate private equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	729	663
Gross unrealized gains on FVOCI securities	112	84
Gross unrealized losses on FVOCI securities	(32)	(37)
Financial assets measured at fair value through other comprehensive income	$ 809	$ 710